Assets Held and Liability for Employees' Severance Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Severance costs	$ 543	$ 432	$ 578